SHARE CAPITAL (Details) ¥ / shares in Units, ¥ in Billions	Jan. 31, 2018 CNY (¥) item	Dec. 31, 2019 ¥ / shares shares	Feb. 25, 2019 shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares
SHARE CAPITAL
Number of investors who sold their shares | item	8
Shares authorized (in shares) | shares		17,022,672,951		17,022,672,951	17,022,672,951
Number of shares issued | shares		14,903,798,236	2,118,874,715	14,903,798,236	14,903,798,236
Shares outstanding (in shares) | shares		14,903,798,236		14,903,798,236	14,903,798,236
Par value per share | ¥ / shares		¥ 1.00		¥ 1.00	¥ 1.00
Target Companies
SHARE CAPITAL
Consideration transferred | ¥	¥ 2.1
Fair value of investment | ¥	¥ 12.7
Carrying values of the Transferors' non-controlling interests derecognized, and were transferred to capital reserve | ¥				¥ 10.7